Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial liabilities at beginning of period	€ (8,746)
Adoption of IFRS 9		€ (54)
Financial liabilities at end of period	(9,500)	(8,746)
Level 3
Fair value of financial instruments
Financial liabilities at end of period	(707)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(672)	(14)
Net gains/(losses) in income statement	(34)	79
Acquisitions of non-controlling interest		(737)
Sales	8
Other movements	(9)
Financial liabilities balance restated		(672)
Financial liabilities at end of period	€ (707)	€ (672)